Note 5 - Related Party Transactions	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.	Related party transactions

Loan to a related party

In
December 2018,
the Company provided an interest-free loan amounting to
$481
to Dr. Ramon Mohanlal, the Chief Medical Officer of the Company.
$100
of the loan has been repaid in
February 2019
and the remaining amount was fully repaid in
April 2019.

Loan from related parties

In
March 2019,
the Company borrowed interest-free loans totaling
$350
from Lan Huang, the Chief Executive Officer, Gordon Schooley, the Chief Regulatory Officer, and Yue Jia, the International Finance Manager. These loans were fully repaid on
August 13, 2019.

On
April 26, 2019,
the Company entered into an agreement with Shenzhen Sangel Zhichuang Investment Co., Ltd., to borrow
$1,000,
which bears an annual interest rate of
15%
and is guaranteed by the Founder, Mr. Linqing Jia. The Company drawn down the loan of
$1,000
in
April 2019
and the loan was fully repaid on
August 15, 2019.
Interest accrued for the loan was
$25
as of
June 30, 2019.